Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700
                                                     March 6, 2006
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.   20549

         Re: The Travelers Fund UL III for Variable Life Insurance File No. 811-9215
Commissioners:

         Annual reports dated December 31, 2005 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of The Travelers Fund UL III for Variable Life Insurance of The Travelers Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual report for Capital Appreciation Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000701388, File No. 811-03429.

The annual report for Dreyfus Stock Index Fund Inc. is incorporate by reference as filed on Form N-CSR, CIK No. 0000846800, File No. 811-05719.

The annual report for High Yield Bond Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000701387, File No. 811-03428.

The annual report for Managed Assets Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000706453, File No. 811-03568.

The annual report for Money Market Portfolio is incorporated by reference as filed on Form N-CSR, CIK No. 0000355751, File No. 811-03274.

The annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The annual reports for certain portfolios of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The annual reports for certain portfolios of American Century Variable Portfolios, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000814680, File No. 811-05188.

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The annual reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The annual reports for certain series of Credit Suisse Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000941568, File No. 811-07261.

The annual reports for certain series of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The annual reports for certain portfolios of Dreyfus Variable Investment Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000813383, File No. 811-05125.

The annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The annual reports for certain series of Greenwich Street Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The annual reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The annual reports for certain portfolios of Lord Abbett Series Fund Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000855396, File No. 811-05876.

The annual reports for certain portfolios of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000752737, File No. 811-04108.

The annual reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File No. 811-08399.

The annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The annual reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0001006387, File No. 811-07537.

The annual reports for certain series of Salomon Brothers Variable Series Fund Inc are incorporated by reference as filed on Form N-CSR, CIK No. 0001047909, File No. 811-08443.

The annual reports for certain series of Scudder Investment VIT Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0001006373, File No. 811-07507.

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The annual reports for certain series of Smith Barney Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The annual reports for certain series of The Merger Fund VL are incorporated by reference as filed on Form N-CSR, CIK No. 0001208133, File No. 811-21279.

The annual reports for certain portfolios of The Travelers Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The annual reports for certain portfolios of The Travelers Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000880583, File No. 811-06465.

The annual reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000857490, File No. 811-05962.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.

                                                     John E. Connolly, Jr.